UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     JLB & Associates, Inc.
          ----------------------------------------------------------------------
Address:  44670 Ann Arbor Road, Suite 190
          ----------------------------------------------------------------------
          Plymouth, Michigan  48170
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Bashaw
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    (734) 454-9191
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James E. Bashaw                 Plymouth, Michigan                01/14/2002
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                        -------------------

Form 13F Information Table Entry Total:   85
                                        -------------------

Form 13F Information Table Value Total: $ 318,508
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:            ITEM 2:     ITEM 3:     ITEM 4:    ITEM 5:           ITEM 6:        ITEM 7:          ITEM 8:
--------------------  -------------- ---------  ----------  ----------  -------------------- -------- -----------------------
   NAME OF ISSUER     TITLE OF CLASS  CUSIP        FAIR     SHARES OR       INVESTMENT       MANAGERS     VOTING AUTHORITY
                                      NUMBER      MARKET    PRINCIPAL       DISCRETION                ------- ------- -------
                                                   VALUE      AMOUNT    ------ ------ ------            (A)     (B)     (C)
                                                                         (A)    (B)    (C)             SOLE    SHARED   NONE
                                                                                      SHARED
                                                                         SOLE  SHARED OTHER
--------------------  -------------- ---------  ----------  ----------  ------ ------ ------ -------- ------- ------- -------
ABBOTT LABORATORIES        COM       002824100      10,956    196,525      X                                          196,525
ABERCROMBIE & FITCH        COM       002896207       2,950    111,185      X                                          111,185
ALLIANT TECHSYSTEMS        COM       018804104       8,804    114,044      X                                          114,044
AMBAC                      COM       023139108       2,787     48,175      X                                           48,175
AMERICAN EXPRESS           COM       025816109       4,549    127,451      X                                          127,451
AMETEK                     COM       031100100       6,958    218,175      X                                          218,175
AMGEN                      COM       031162100       4,244     75,201      X                                           75,201
ANHEUSER BUSCH             COM       035229103       6,966    154,082      X                                          154,082
APPLIED MATERIALS          COM       038222105       1,101     27,450      X                                           27,450
AVON PRODUCTS              COM       054303102       7,913    170,179      X                                          170,179
BANK OF AMERICA            COM       06605F102       1,591     25,269      X                                           25,269
BECTON DICKINSON           COM       075887109       2,234     67,400      X                                           67,400
BED BATH & BEYOND          COM       075896100       1,020     30,100      X                                           30,100
BRIGGS & STRATTON          COM       109043109         769     18,000      X                                           18,000
BRISTOL-MYERS SQUIBB       COM       110122108       6,466    126,785      X                                          126,785
C S G SYSTEMS INTL         COM       126349109       6,674    165,000      X                                          165,000
CATALINA MARKETING         COM       148867104      10,222    294,571      X                                          294,571
CATERPILLAR                COM       149123101         697     13,342      X                                           13,342
CERTEGY INC                COM       156880106       1,936     56,589      X                                           56,589
CISCO SYSTEMS              COM       17275R102       4,535    250,395      X                                          250,395
CITIGROUP                  COM       172967101         767     15,193      X                                           15,193
CLARCOR INC                COM       179895107         339     12,500      X                                           12,500
COCA COLA                  COM       191216100       6,121    129,814      X                                          129,814
COLGATE PALMOLIVE          COM       194162103       2,131     36,892      X                                           36,892
COMPUTER ASSOCIATES        COM       204912109       1,666     48,304      X                                           48,304
CRANE                      COM       224399105         578     22,550      X                                           22,550
DELL COMPUTER              COM       247025109      12,042    443,037      X                                          443,037
DELTA AIR LINES            COM       247361108       2,057     70,307      X                                           70,307
DOLLAR TREE STORES         COM       256747106       3,904    126,313      X                                          126,313
DOVER                      COM       260003108       1,323     35,700      X                                           35,700
DU PONT                    COM       263534109       1,360     32,000      X                                           32,000
E M C                      COM       268648102         463     34,420      X                                           34,420
EASTMAN KODAK              COM       277461109         412     14,000      X                                           14,000
EATON                      COM       278058102       4,840     65,050      X                                           65,050
ECOLAB                     COM       278865100         306      7,600      X                                            7,600
EQUIFAX                    COM       294429105       3,192    132,180      X                                          132,180
ETHAN ALLEN                COM       297602104         374      9,000      X                                            9,000
F M C                      COM       302491303         262      4,400      X                                            4,400
FANNIE MAE                 COM       313586109       6,879     86,525      X                                           86,525
FORD                       COM       345370100       2,207    140,379      X                                          140,379
FREDDIE MAC                COM       313400301       4,038     61,750      X                                           61,750
GANNETT                    COM       364730101       4,627     68,825      X                                           68,825
GAP (THE)                  COM       364760108         800     57,400      X                                           57,400
GENERAL DYNAMICS           COM       369550108       1,907     23,950      X                                           23,950
GENERAL MOTORS             COM       370442105       4,928    101,405      X                                          101,405
GUIDANT CORP               COM       401698105       3,399     68,250      X                                           68,250
I B M                      COM       459200101       9,826     81,236      X                                           81,236
IMS HEALTH                 COM       449934108       4,190    214,758      X                                          214,758
INTEL                      COM       458140100       7,344    233,513      X                                          233,513
INTERPUBLIC GROUP          COM       460690100         732     24,768      X                                           24,768
J P MORGAN CHASE & CO.     COM       16161A108         202      5,550      X                                            5,550
JOHNSON & JOHNSON          COM       478160104       2,517     42,582      X                                           42,582
KEMET CORPORATION          COM       488360108       2,247    126,600      X                                          126,600
KIMBERLY-CLARK             COM       494368103       9,645    161,281      X                                          161,281
KING PHARMACEUTICALS INC   COM       495582108         930     22,076      X                                           22,076
LEXMARK                    COM       529771107       2,442     41,390      X                                           41,390
LILLY ELI & CO             COM       532457108       1,551     19,743      X                                           19,743
M B N A                    COM       55262L100      12,278    348,812      X                                          348,812
M G I C INVESTMENT         COM       552848103       1,771     28,700      X                                           28,700
MAYTAG                     COM       578592107       2,657     85,625      X                                           85,625
MCGRAW-HILL                COM       580645109       2,404     39,425      X                                           39,425
MERCK                      COM       589331107       6,764    115,027      X                                          115,027
METTLER TOLEDO INTL        COM       592688105       7,562    145,850      X                                          145,850
MICROSOFT                  COM       594918104         388      5,850      X                                            5,850
MILLIPORE                  COM       601073109       1,378     22,700      X                                           22,700
NATIONAL CITY CORP         COM       635405103       1,415     48,400      X                                           48,400
ORACLE                     COM       68389X105       7,804    565,131      X                                          565,131
P P G INDUSTRIES           COM       693506107       2,410     46,600      X                                           46,600
PATTERSON DENTAL           COM       703412106       8,972    219,196      X                                          219,196
PEPSICO                    COM       713448108         585     12,018      X                                           12,018
PFIZER                     COM       717081103       1,028     25,795      X                                           25,795
PITNEY BOWES               COM       724479100       4,301    114,349      X                                          114,349
PLANTRONICS                COM       727493108       5,793    225,928      X                                          225,928
PROCTER & GAMBLE           COM       742718109       1,236     15,620      X                                           15,620
PROVIDIAN FINANCIAL        COM       74406A102         614    172,900      X                                          172,900
RAYMOND JAMES FINL         COM       754730109       4,624    130,178      X                                          130,178
SAFEWAY                    COM       786514208       7,025    168,256      X                                          168,256
SCHERING-PLOUGH            COM       806605101       8,828    246,517      X                                          246,517
SKECHERS USA               COM       830566105       2,163    147,950      X                                          147,950
SUPERIOR INDUSTRIES        COM       868168105       5,800    144,095      X                                          144,095
TEXAS INSTRUMENTS          COM       882508104       1,285     45,900      X                                           45,900
UNITED TECHNOLOGIES        COM       913017109       4,449     68,836      X                                           68,836
VERIZON COMMUNICATIONS     COM       92343V104       2,205     46,469      X                                           46,469
WACHOVIA                   COM       929771103         514     16,400      X                                           16,400
WATERS                     COM       941848103       6,334    163,469      X                                          163,469